Share-Based Compensation (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value	$ 110.70	$ 181.95	$ 278.85
Expected option life	5 years	5 years	5 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.70%	0.70%	0.90%
Expected volatility	48.40%	64.10%	64.00%
Dividend yield	1.70%	1.20%	0.60%